Assets pledged, collateral received and assets transferred - Carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 184,537	£ 192,345
Cash collateral and settlement balances
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	63,080	69,271
Loans and advances at amortised cost
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	29,962	25,437
Trading portfolio assets
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	71,201	76,750
Financial assets at fair value through the income statement
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	5,595	5,584
Fair value through other comprehensive income
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 14,699	£ 15,303